Investments (Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 249,679	¥ 258,180
Investments held by consolidated investment companies	37,462	42,045
Other equity interests	307,928	313,221
Total	¥ 595,069	¥ 613,446